Document and Entity Information	Aug. 10, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Marchex, Inc. (“Marchex”) is filing this Amendment No. 1 to Form 8-K to amend Marchex’s Current Report on Form 8-K filed on August 10, 2020 (the “Original Form 8-K”) in order to correct a typographical error included in the press release issued on August 10, 2020 and attached as Exhibit 99.1 to the Original Form 8-K as provided in Item 2.02 below. There are no other changes to the information contained in the Original Form 8-K.
Document Period End Date	Aug. 10, 2020
Entity Registrant Name	MARCHEX INC
Entity Central Index Key	0001224133
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50658
Entity Tax Identification Number	35-2194038
Entity Address, Address Line One	520 Pike Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	331-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.01 per share
Trading Symbol	MCHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false